CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment, net	¥ 90,517	¥ 91,186
Construction in progress	33,300	31,847
Right-of-use assets	131,954	138,439
Goodwill	237	237
Interest in associates	2,588	2,637
Interest in joint ventures	3,618	3,341
Aircraft lease deposits	354	321
Other equity instrument investments	659	563
Other non-current financial assets	436	589
Derivative financial assets	27	0
Amounts due from related companies	357	151
Deferred tax assets	12,471	12,823
Other assets	2,274	3,211
Total non-current assets	278,792	285,345
Current assets
Inventories	1,387	1,652
Trade receivables	2,619	2,858
Other receivables	7,939	9,599
Cash and cash equivalents	19,889	21,456
Assets held for sale	709	1,292
Restricted bank deposits	174	158
Prepaid expenses and other current assets	619	736
Derivative financial assets	2	0
Amounts due from related companies	116	115
Total current assets	33,454	37,866
Current liabilities
Derivative financial liabilities	1,708	1,222
Borrowings	85,336	57,913
Lease liabilities	21,799	20,805
Trade payables	1,537	1,328
Contract liabilities	1,496	1,542
Sales in advance of carriage	3,383	3,716
Current income tax	312	844
Amounts due to related companies	435	363
Accrued expenses	17,636	15,479
Other liabilities	7,816	7,778
Total current liabilities	141,458	110,990
Non-current liabilities
Borrowings	34,444	38,354
Lease liabilities	72,963	81,944
Derivative financial liabilities	0	20
Other non-current liabilities	1,954	1,824
Amounts due to related companies	85	0
Provision for major overhauls	5,199	4,820
Deferred benefits and gains	760	725
Deferred tax liabilities	24	26
Total non-current liabilities	115,429	127,713
Net assets	55,359	84,508
Capital and reserves
Share capital	18,121	16,948
Reserves	23,154	50,903
Total equity attributable to equity shareholders of the Company	41,275	67,851
Non-controlling interests	14,084	16,657
Total equity	¥ 55,359	¥ 84,508